Acquisitions and disposals (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of detailed information about business combination [line items]
Schedule of purchase of subsidiaries

	2026 €m	2025 € m

Net cash consideration paid

Merger of Vodafone Limited and Hutchison 3G UK Holdings Limited in the UK	(31)	–

Acquisition of Cloudforce 1 GmbH (‘Skaylink’)	(175)	–

Other	(37)	(9)

Net cash acquired	50	–

	(193)	(9)

Schedule of net assets disposed and the resulting net gain (loss) on disposal

	2026 €m	2025 € m

Cash consideration (paid)/received

Vodafone Spain	(33)	3,669

Vodafone Italy	(98)	7,707

Net cash disposed	–	(155)

	(131)	11,221

Schedule of provisional purchase price allocation
A purchase price allocation has been performed as at 31 May 2025, the acquisition date, and is set out in the table below.

€ m

Other intangible assets 1	2,555

Property, plant and equipment	3,457

Inventory	43

Trade and other receivables	867

Cash and cash equivalents	27

Current and deferred taxation	88

Borrowings	(4,160)

Trade and other payables	(675)

Provisions	(69)

Net identifiable assets acquired	2,133

Non-controlling interests 2	(1,045)

Goodwill 3	1,358

Total consideration 4	2,446
Notes:

1.	Identifiable intangible assets of € 2,555 million consisted of acquired licences of € 975 million, computer software of € 887 million, customer relationships of € 467 million and brand of € 226 million.

2.	Measured at the non-controlling shareholders’ proportion of the net fair value of the identifiable assets acquired, liabilities and contingent liabilities assumed.

3.	The goodwill is attributable to future profits to be generated from new customers and the synergies expected to arise after the Group’s acquisition of the business.

4.	Includes closing adjustments of € 178 million payable to Hutchison, of which € 31 million was paid in the year.

Vodafone Spain [Member]
Disclosure of detailed information about business combination [line items]
Schedule of net assets disposed and the resulting net gain (loss) on disposal

€ m

Other intangible assets	(996)

Property, plant and equipment	(5,058)

Other investments	(3)

Inventory	(40)

Trade and other receivables	(1,033)

Cash and cash equivalents	(91)

Current and deferred taxation	2

Borrowings	1,205

Trade and other payables	1,143

Provisions	181

Net assets disposed	(4,690)

Cash proceeds 1	3,669

Non-cash consideration (Zegona shares) 2	807

Other effects	66

Net loss on disposal 3	(148)
Notes:

1.	Excludes € 400 million of consideration related to future services to be provided by the Group to Zegona.

2.	The non-cash consideration comprises an investment in Zegona shares with a fair value of € 807 million at the transaction date.

3.	Included in ‘Loss for the financial year - Discontinued operations’ in the consolidated income statement.

Vodafone Italy
Disclosure of detailed information about business combination [line items]
Schedule of net assets disposed and the resulting net gain (loss) on disposal

€ m

Goodwill	(2,398)

Other intangible assets	(3,479)

Property, plant and equipment	(5,230)

Inventory	(122)

Trade and other receivables	(1,275)

Cash and cash equivalents	(64)

Current and deferred taxation	(144)

Borrowings	2,089

Trade and other payables	1,733

Post employment benefits	35

Provisions	181

Net assets disposed	(8,674)

Cash proceeds 1	7,707

Other effects	(166)

Net loss on disposal 2	(1,133)
Notes:

1.	Excludes € 178 million of consideration related to future services to be provided by the Group to Swisscom AG.

2.	Included in ‘Loss for the financial year - Discontinued operations’ in the consolidated income statement.